Prepaid Expenses and Other Receivables and Other assets - Summary of Prepaid Expenses and Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2025 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest-bearing at a fixed interest rate	3.20%	3.20%
Loan receivable from third party	$ 1,200		¥ 8,759
Maturity period on interest bearing at a fixed interest rate	11.00%
Line of credit facility, expiration period	2026 years
Line of credit facility, description	As of December 31, 2025, RMB30,000 remained outstanding, of which RMB20,000 was subsequently repaid in March 2026, and the remaining principal of RMB10,000 has been extended to a new maturity date of December 25, 2026, under revised repayment terms.